Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Gold & Special Minerals Fund))	0 Months Ended
	Oct. 28, 2011
Class A
Operating Expenses:
Management Fees	0.61%	[1]
Distribution and/or Service (12b-1) Fees	0.24%
Other Expenses of the Fund	0.22%
Other Expenses of the Subsidiary	none
Total Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.07%
Class B
Operating Expenses:
Management Fees	0.61%	[1]
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses of the Fund	0.30%
Other Expenses of the Subsidiary	none
Total Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.91%
Class C
Operating Expenses:
Management Fees	0.61%	[1]
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses of the Fund	0.20%
Other Expenses of the Subsidiary	none
Total Other Expenses	0.20%
Total Annual Fund Operating Expenses	1.81%
Class N
Operating Expenses:
Management Fees	0.61%	[1]
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses of the Fund	0.32%
Other Expenses of the Subsidiary	none
Total Other Expenses	0.32%
Total Annual Fund Operating Expenses	1.43%
Class Y
Operating Expenses:
Management Fees	0.61%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses of the Fund	0.05%
Other Expenses of the Subsidiary	none
Total Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.66%

[1]	"Management Fees" reflects the gross management fees paid to the Manager by the Fund during the Fund's most recent fiscal year and the gross management fee of the Subsidiary during the Fund's most recent fiscal year.